Grants and other liabilities (Tables)	3 Months Ended
Mar. 31, 2018
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of March 31,	Balance as of December 31,
	2018	2017
	($ in thousands)
Grants	1,197,683	1,225,877
Other Liabilities	478,516	410,183
Grant and other non-current liabilities	1,676,199	1,636,060